Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Financial Instruments [Abstract]
Schedule of Fair Value Measurements, Recurring and Nonrecurring
The following table summarizes the valuation of the Company’s financial instruments that are reported at fair value on a recurring basis:

	Fair value as of September 30, 2021
	Level1	Level 2	Level 3	Total
Current and long-term liabilities:
Derivative in subordinated notes	$-	$5,754		$5,754
Interest rate contracts	$-	$86	$-	$86

Schedule Of Fair Value Of Other Current And Non Current Liabilities
The estimated fair values of other current and
non-current
liabilities are as follows:

	September 30, 2021	December 31, 2020
2028 Senior Notes	$365,625	$-
2025 Senior Notes	464,313	424,016
Subordinated Notes	282,668	-
Equipment Debt	50,864	1,122

Total	$1,163,470	$425,138

Schedule of Information Regarding The Carrying Value Of Financial Instruments	The following table summarizes information regarding the carrying value of the Company’s financial instruments:

	September 30, 2021	(Restated- Note 4) December 31, 2020
Financial assets measured at amortized cost:
Cash	$55,876	$44,396
Accounts receivable	135,208	62,259

	$191,084	$106,655

Financial liabilities measured at amortized cost:
Accounts payable accrued liabilities	$127,016	$34,295
Current portion of long-term debt	13,461	406
Current portion of leases	31,520	12,610
Non-current portion of long-term debt	1,167,957	389,580
Non-current portion of leases	217,590	135,263

	$1,557,544	$572,154

	September 30, 2021	(Restated- Note 4) December 31, 2020
Financial liabilities measured at fair value through earnings:
Derivative in subordinated notes	$5,754	$-

Financial liabilities measured at fair value through other comprehensive income:
Interest rate contracts	$86	$-